Equity Method Investment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments
The following table summarizes our investment in HRT for the six months ended June 30, 2021 (in thousands):

June 30, 2021
(Unaudited)
Beginning balance	$5,202
Investment in HRT	—
Remeasurement gain on HRT	269
Share of loss of HRT	(760)

Ending balance	$4,711

For the years ended December 31, 2020 and 2019, the accompanying consolidated balance sheets and statements of operations and comprehensive loss reflected the following (in thousands):

	December 31,
	2020	2019
As of January 1,	$1,486	$2,767
Investment in HRT	4,990	—
Share of loss of HRT	(1,274)	(1,281)

As of December 31,	$5,202	$1,486